Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Apr. 30, 2025	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
Columbia Small Cap Value Fund I - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Accumulated Value		$ 9,424	$ 9,179	$ 11,566	$ 12,727	$ 12,424	$ 9,481	$ 17,473	$ 16,435	$ 16,287	$ 19,273	$ 19,077
Columbia Small Cap Value Fund I - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Accumulated Value		10,000	9,668	12,090	13,207	12,791	9,690	17,723	16,543	16,276	19,109	18,772
Columbia Small Cap Value Fund I - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Accumulated Value		10,000	9,766	12,337	13,610	13,316	10,189	18,821	17,749	17,635	20,915	20,755
Columbia Small Cap Value Fund I - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Accumulated Value		10,000	9,781	12,373	13,667	13,393	10,260	18,977	17,914	17,809	21,145	21,003
Columbia Small Cap Value Fund I - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Accumulated Value		10,000	9,787	12,387	13,688	13,417	10,286	19,032	17,975	17,880	21,244	21,110
Columbia Small Cap Value Fund I - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Accumulated Value		10,000	9,717	12,216	13,409	13,051	9,936	18,266	17,139	16,943	19,995	19,745
Columbia Small Cap Value Fund I - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Accumulated Value		10,000	9,740	12,273	13,505	13,183	10,061	18,541	17,439	17,282	20,451	20,272
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000®Index
Accumulated Value		10,000	9,982	11,837	13,382	15,079	14,922	22,520	21,819	22,146	27,085	30,174
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Accumulated Value		$ 10,000	$ 9,629	$ 12,246	$ 13,046	$ 13,332	$ 10,153	$ 18,170	$ 16,973	$ 15,618	$ 17,809	$ 17,687